Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Preferred And Common Share Activity

Share Data: A summary of preferred and common share activity is as follows:

	Preferred Stock		Common Stock*
	Issued	Treasury Stock	Issued	Treasury Stock
2009:
Balance at January 1, 2009	0	0	128,812,123	(1,750,651)
Grants of restricted stock				115,060
Issuance of common stock due to exercise of stock options				189,258
Treasury stock acquired				(3,104,700)
Retirement of treasury stock			(3,000,000)	3,000,000

Balance at December 31, 2009	0	0	125,812,123	(1,551,033)
2010:
Grants of restricted stock				121,923
Forfeitures of restricted stock				(10,621)
Issuance of common stock due to exercise of stock options				1,273,598
Treasury stock acquired				(6,781,364)
Retirement of treasury stock			(6,000,000)	6,000,000

Balance at December 31, 2010	0	0	119,812,123	(947,497)
2011:
Grants of restricted stock				173,553
Forfeitures of restricted stock				(7,153)
Issuance of common stock due to exercise of stock options				4,829,892
Treasury stock acquired				(23,281,453)
Retirement of treasury stock			(7,500,000)	7,500,000

Balance at December 31, 2011	0	0	112,312,123	(11,732,658)

*	Retroactively adjusted for stock split described in Note 1

Computation Of Basic And Diluted Earnings Per Share

A reconciliation of basic and diluted weighted-average shares outstanding used in the computation of basic and diluted earnings per share is as follows, retroactively adjusted for the three-for-two stock split:

	2011	2010	2009
Basic weighted average shares outstanding	108,278,113	122,009,228	124,550,384
Weighted average dilutive options outstanding	1,537,277	1,114,110	0

Diluted weighted average shares outstanding	109,815,390	123,123,338	124,550,384